Material Accounting Policy Information (Details)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information [Line Items]
Percentage of voting rights	49.00%
Minimum effective interest rate	10.00%
Percentage of monthly contribution from salary	8.33%
Investments [Member]
Material Accounting Policy Information [Line Items]
Percentage of voting rights	20.00%